LOANS PAYABLE (Details Narrative)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Sep. 30, 2019 SGD ($)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments		$ 361,019
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments		237,970
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments		146,893
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments		8,267
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments		8,267
Line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 296,912					$ 400,000
Repayment of principal and accrued interest		$ 72,492	$ 98,589	$ 67,220	$ 91,063
Lines of credit repayable over 36 monthly installments [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 74,228					$ 100,000
Number of monthly installments	36 months
Interest rate	8.00%					8.00%
Margin percentage	0.88%					0.88%
Prepayments fee percentage	6.88%
Lines of credit repayable over 60 monthly installments [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 222,684					$ 300,000
Number of monthly installments	60 months
Interest rate	6.25%					6.25%